QUARTERLY REPORT
Syntax Stratified MidCap ETF
September 30, 2022

Syntax Stratified MidCap ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.7%
Acadia Healthcare Co., Inc.(a)	703	$54,961
ACI Worldwide, Inc.(a)	1,035	21,631
Acuity Brands, Inc.	87	13,700
Adient PLC(a)	258	7,160
AECOM	195	13,332
Affiliated Managers Group, Inc.	296	33,108
AGCO Corp.	260	25,004
Alcoa Corp.	277	9,324
Alleghany Corp.(a)	27	22,663
ALLETE, Inc.	291	14,565
Amedisys, Inc.(a)	118	11,421
American Financial Group, Inc.	126	15,489
Amkor Technology, Inc.	2,674	45,592
Annaly Capital Management, Inc.	739	12,673
Antero Midstream Corp.	1,741	15,982
Apartment Income REIT Corp.	685	26,455
AptarGroup, Inc.	78	7,412
Arrow Electronics, Inc.(a)	92	8,481
Arrowhead Pharmaceuticals, Inc.(a)	1,747	57,738
ASGN, Inc.(a)	204	18,435
Ashland, Inc.	81	7,693
Aspen Technology, Inc.(a)	215	51,213
Associated Banc-Corp	952	19,116
AutoNation, Inc.(a)	300	30,561
Avient Corp.	341	10,332
Avis Budget Group, Inc.(a)	208	30,880
Avnet, Inc.	231	8,344
Axon Enterprise, Inc.(a)	235	27,201
Azenta, Inc.	2,197	94,163
Bank of Hawaii Corp.	247	18,802
Bank OZK	148	5,855
Belden, Inc.	167	10,023
BellRing Brands, Inc.(a)	1,185	24,423
BJ's Wholesale Club Holdings, Inc.(a)	372	27,085
Black Hills Corp.	283	19,168
Blackbaud, Inc.(a)	461	20,312
Boston Beer Co., Inc., Class A(a)	88	28,481
Boyd Gaming Corp.	230	10,959
Bread Financial Holdings Inc.	494	15,536
Brighthouse Financial, Inc.(a)	930	40,381
Brink's Co.	398	19,279
Brixmor Property Group, Inc.	220	4,063
Bruker Corp.	336	17,828
Brunswick Corp.	295	19,308
Builders FirstSource, Inc.(a)	239	14,082
Cable One, Inc.	69	58,860
Cabot Corp.	117	7,475
CACI International, Inc., Class A(a)	85	22,190
Cadence Bank	235	5,971
Calix, Inc.(a)	905	55,332
Capri Holdings Ltd.(a)	477	18,336
Security Description	Shares	Value
Carlisle Cos, Inc.	30	$8,412
Carter's, Inc.	307	20,118
Casey's General Stores, Inc.	134	27,138
Cathay General Bancorp	150	5,769
Celsius Holdings, Inc.(a)	418	37,904
ChampionX Corp.	1,305	25,539
Chart Industries, Inc.(a)	60	11,061
Chemed Corp.	63	27,503
Chemours Co.	239	5,891
Choice Hotels International, Inc.	83	9,090
Churchill Downs, Inc.	63	11,601
Ciena Corp.(a)	1,179	47,667
Cirrus Logic, Inc.(a)	391	26,901
Clean Harbors, Inc.(a)	183	20,126
Cleveland-Cliffs, Inc.(a)	787	10,601
CNO Financial Group, Inc.	2,476	44,494
CNX Resources Corp.(a)	735	11,415
Coca-Cola Consolidated, Inc.	96	39,526
Cognex Corp.	653	27,067
Coherent Corp.(a)	250	8,712
Columbia Sportswear Co.	319	21,469
Commerce Bancshares, Inc.	187	12,372
Commercial Metals Co.	353	12,524
CommVault Systems, Inc.(a)	886	46,993
Concentrix Corp.	181	20,205
Corporate Office Properties Trust	185	4,298
Coty, Inc., Class A(a)	8,992	56,829
Cousins Properties, Inc.	173	4,040
Cracker Barrel Old Country Store, Inc.	350	32,403
Crane Holdings Co.	124	10,855
Crocs, Inc.(a)	292	20,049
Cullen/Frost Bankers, Inc.	91	12,032
Curtiss-Wright Corp.	77	10,715
Dana, Inc.	583	6,664
Darling Ingredients, Inc.(a)	380	25,137
Deckers Outdoor Corp.(a)	70	21,883
Dick's Sporting Goods, Inc.	252	26,369
Donaldson Co., Inc.	224	10,978
Douglas Emmett, Inc.	233	4,178
DTE Midstream, LLC(a)	308	15,982
Dycom Industries, Inc.(a)	127	12,132
Dynatrace, Inc.(a)	1,160	40,380
Eagle Materials, Inc.	164	17,578
East West Bancorp, Inc.	82	5,505
EastGroup Properties, Inc.	78	11,259
EMCOR Group, Inc.	119	13,742
Encompass Health Corp.	283	12,800
Energizer Holdings, Inc.	2,478	62,297
EnerSys	270	15,706
Enovis Corp.(a)	432	19,902
Envestnet, Inc.(a)	884	39,250
Envista Holdings Corp.(a)	594	19,489

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
EPR Properties	115	$4,124
Equitrans Midstream Corp.	1,876	14,032
Esab Corp.	573	19,115
Essent Group Ltd.	577	20,120
Essential Utilities, Inc.	463	19,159
Euronet Worldwide, Inc.(a)	369	27,955
Evercore, Inc., Class A	197	16,203
Exelixis, Inc.(a)	3,765	59,035
ExlService Holdings, Inc.(a)	70	10,315
Fair Isaac Corp.(a)	101	41,613
Federated Hermes, Inc.	1,110	36,763
First American Financial Corp.	624	28,766
First Financial Bankshares, Inc.	145	6,065
First Horizon Corp.	564	12,916
First Industrial Realty Trust, Inc.	246	11,023
First Solar, Inc.(a)	80	10,582
FirstCash Holdings, Inc.	247	18,117
Five Below, Inc.(a)	204	28,085
Flowers Foods, Inc.	1,099	27,134
Flowserve Corp.	373	9,064
Fluor Corp.(a)	1,058	26,334
FNB Corp.	514	5,962
Foot Locker, Inc.	614	19,114
Fox Factory Holding Corp.(a)	93	7,354
Frontier Communications Parent, Inc.(a)	1,080	25,304
FTI Consulting, Inc.(a)	122	20,217
Fulton Financial Corp.	379	5,988
GameStop Corp., Class A(a)	1,017	25,557
Gap, Inc.	2,376	19,507
GATX Corp.	151	12,858
Genpact Ltd.	504	22,060
Gentex Corp.	807	19,239
Glacier Bancorp, Inc.	122	5,994
Globus Medical, Inc., Class A(a)	357	21,266
Goodyear Tire & Rubber Co.(a)	636	6,417
Graco, Inc.	176	10,551
Graham Holdings Co., Class B	53	28,513
Grand Canyon Education, Inc.(a)	355	29,199
Greif, Inc., Class A	190	11,318
Grocery Outlet Holding Corp.(a)	771	25,667
GXO Logistics, Inc.(a)	317	11,114
H&R Block, Inc.	874	37,180
Haemonetics Corp.(a)	125	9,254
Halozyme Therapeutics, Inc.(a)	1,626	64,292
Hancock Whitney Corp.	261	11,956
Hanesbrands, Inc.	2,571	17,894
Hanover Insurance Group, Inc.	127	16,274
Harley-Davidson, Inc.	539	18,800
Hawaiian Electric Industries, Inc.	444	15,389
Healthcare Realty Trust, Inc.	2,397	49,977
HealthEquity, Inc.(a)	505	33,921
Helen of Troy Ltd.(a)	583	56,225
Security Description	Shares	Value
Hexcel Corp.	139	$7,189
HF Sinclair Corp.	551	29,666
Highwoods Properties, Inc.	155	4,179
Home BancShares, Inc.	264	5,943
Hubbell, Inc.	79	17,617
Huntington Bancshares, Inc.	1	13
IAA, Inc.(a)	984	31,340
ICU Medical, Inc.(a)	57	8,584
IDACORP, Inc.	159	15,743
Inari Medical, Inc.(a)	128	9,298
Independence Realty Trust, Inc., REIT	1,462	24,459
Ingevity Corp.(a)	117	7,094
Ingredion, Inc.	344	27,699
Insperity, Inc.	298	30,423
Integra LifeSciences Holdings Corp.(a)	197	8,345
Interactive Brokers Group, Inc., Class A	570	36,429
International Bancshares Corp.	149	6,333
IPG Photonics Corp.(a)	257	21,678
Iridium Communications, Inc.(a)	1,739	77,159
ITT, Inc.	155	10,128
Jabil, Inc.	863	49,804
Janus Henderson Group PLC	1,564	31,765
Jazz Pharmaceuticals PLC(a)	440	58,648
JBG SMITH Properties	221	4,106
Jefferies Financial Group, Inc.	495	14,602
JetBlue Airways Corp.(a)	4,279	28,370
John Wiley & Sons, Inc., Class A	646	24,264
Jones Lang LaSalle, Inc.(a)	114	17,222
KB Home	1,328	34,422
KBR, Inc.	302	13,052
Kemper Corp.	970	40,022
Kennametal, Inc.	991	20,395
Kilroy Realty Corp.	99	4,169
Kinsale Capital Group, Inc.	70	17,879
Kirby Corp.(a)	259	15,739
Kite Realty Group Trust, REIT	247	4,253
Knight-Swift Transportation Holdings, Inc.	288	14,092
Kohl's Corp.	766	19,265
Kyndryl Holdings, Inc.(a)	2,142	17,714
Lamar Advertising Co., Class A	51	4,207
Lancaster Colony Corp.	170	25,548
Landstar System, Inc.	100	14,437
Lattice Semiconductor Corp.(a)	534	26,278
Lear Corp.	64	7,660
Leggett & Platt, Inc.	380	12,624
Lennox International, Inc.	56	12,470
LHC Group, Inc.(a)	180	29,459
Life Storage, Inc.	227	25,143
Light & Wonder, Inc., Class A(a)	1,546	66,292
Lincoln Electric Holdings, Inc.	168	21,121
Lithia Motors, Inc.	134	28,750
Littelfuse, Inc.	75	14,902

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
LivaNova PLC(a)	389	$19,750
Louisiana-Pacific Corp.	237	12,132
Lumentum Holdings, Inc.(a)	642	44,022
Macerich Co.	499	3,962
MACOM Technology Solutions Holdings, Inc.(a)	516	26,724
Macy's, Inc.	1,296	20,308
Manhattan Associates, Inc.(a)	161	21,418
ManpowerGroup, Inc.	266	17,208
Marriott Vacations Worldwide Corp.	135	16,451
Masimo Corp.(a)	127	17,927
MasTec, Inc.(a)	181	11,493
Matador Resources Co.	214	10,469
Mattel, Inc.(a)	630	11,932
Maximus, Inc.	553	32,002
MDU Resources Group, Inc.	642	17,559
Medical Properties Trust, Inc.	3,960	46,966
Medpace Holdings, Inc.(a)	320	50,294
Mercury Systems, Inc.(a)	235	9,541
MGIC Investment Corp.	1,633	20,935
Middleby Corp.(a)	156	19,995
MillerKnoll, Inc.	541	8,440
MKS Instruments, Inc.	1,172	96,854
MP Materials Corp.(a)	432	11,794
MSA Safety, Inc.	238	26,009
MSC Industrial Direct Co., Inc., Class A	123	8,956
Murphy Oil Corp.	315	11,079
Murphy USA, Inc.	104	28,591
National Fuel Gas Co.	313	19,265
National Instruments Corp.	1,165	43,967
National Retail Properties, Inc.	106	4,225
National Storage Affiliates Trust	573	23,825
Navient Corp.	1,355	19,905
NCR Corp.(a)	2,459	46,746
Neogen Corp.(a)	1,068	14,920
Neurocrine Biosciences, Inc.(a)	629	66,806
New Jersey Resources Corp.	501	19,389
New York Community Bancorp, Inc.	626	5,340
New York Times Co., Class A	927	26,651
NewMarket Corp.	28	8,423
Nordstrom, Inc.	1,215	20,327
NorthWestern Corp.	321	15,819
NOV, Inc.	1,681	27,199
Novanta, Inc.(a)	85	9,830
Nu Skin Enterprises, Inc., Class A	1,746	58,264
NuVasive, Inc.(a)	481	21,073
nVent Electric PLC	501	15,837
OGE Energy Corp.	423	15,423
Old National Bancorp	365	6,012
Old Republic International Corp.	753	15,760
Olin Corp.	265	11,363
Ollie's Bargain Outlet Holdings, Inc.(a)	504	26,006
Security Description	Shares	Value
Omega Healthcare Investors, Inc.	1,804	$53,200
Omnicell, Inc.(a)	92	8,007
ONE Gas, Inc.	275	19,357
Option Care Health, Inc.(a)	444	13,973
Ormat Technologies, Inc.	185	15,947
Oshkosh Corp.	356	25,023
Owens Corning	95	7,468
PacWest Bancorp	231	5,221
Papa John's International, Inc.	695	48,657
Park Hotels & Resorts, Inc.	672	7,567
Patterson Cos, Inc.	362	8,695
Paylocity Holding Corp.(a)	93	22,467
PDC Energy, Inc.	191	11,038
Pebblebrook Hotel Trust	541	7,850
Penn Entertainment, Inc.(a)	401	11,032
Penumbra, Inc.(a)	50	9,480
Performance Food Group Co.(a)	564	24,224
Perrigo Co. PLC	1,721	61,371
Physicians Realty Trust	290	4,362
Pilgrim's Pride Corp.(a)	1,069	24,608
Pinnacle Financial Partners, Inc.	74	6,001
PNM Resources, Inc.	371	16,966
Polaris, Inc.	195	18,652
Portland General Electric Co.	338	14,689
Post Holdings, Inc.(a)	328	26,866
PotlatchDeltic Corp.	275	11,286
Power Integrations, Inc.	418	26,886
Primerica, Inc.	369	45,553
Progyny, Inc.(a)	340	12,600
Prosperity Bancshares, Inc.	89	5,935
PVH Corp.	390	17,472
Qualys, Inc.(a)	293	40,841
QuidelOrtho Corp.(a)	227	16,226
R1 RCM, Inc.(a)	882	16,343
Range Resources Corp.	405	10,230
Rayonier, Inc.	367	10,999
Regal Rexnord Corp.	82	11,510
Reinsurance Group of America, Inc.	179	22,520
Reliance Steel & Aluminum Co.	75	13,081
RenaissanceRe Holdings Ltd.	164	23,024
Repligen Corp.(a)	223	41,726
Rexford Industrial Realty, Inc.	204	10,608
RH(a)	55	13,534
RLI Corp.	150	15,357
Royal Gold, Inc.	151	14,167
RPM International, Inc.	153	12,746
Ryder System, Inc.	189	14,268
Sabra Health Care REIT, Inc.	3,956	51,903
Sabre Corp.(a)	11,754	60,533
Saia, Inc.(a)	74	14,060
Science Applications International Corp.	249	22,019
Scotts Miracle-Gro Co.	1,226	52,411

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
SEI Investments Co.	694	$34,041
Selective Insurance Group, Inc.	203	16,524
Semtech Corp.(a)	847	24,910
Sensient Technologies Corp.	106	7,350
Service Corp. International/US	466	26,907
Shockwave Medical, Inc.(a)	32	8,898
Silgan Holdings, Inc.	277	11,645
Silicon Laboratories, Inc.(a)	226	27,897
Simpson Manufacturing Co., Inc.	95	7,448
SiTime Corp.(a)	289	22,753
Skechers USA, Inc., Class A(a)	617	19,571
SL Green Realty Corp.	102	4,096
SLM Corp.	1,244	17,404
Sonoco Products Co.	201	11,403
Sotera Health Co.(a)	1,415	9,650
Southwest Gas Holdings, Inc.	267	18,623
Southwestern Energy Co.(a)	1,652	10,110
Spire, Inc.	312	19,447
Spirit Realty Capital, Inc.	116	4,195
Sprouts Farmers Market, Inc.(a)	958	26,584
STAAR Surgical Co.(a)	230	16,226
Steel Dynamics, Inc.	171	12,132
Stericycle, Inc.(a)	434	18,276
Stifel Financial Corp.	631	32,755
STORE Capital Corp.	178	5,577
SunPower Corp.(a)	627	14,446
Sunrun, Inc.(a)	458	12,636
Synaptics, Inc.(a)	239	23,663
Syneos Health, Inc.(a)	846	39,889
Synovus Financial Corp.	148	5,551
Tandem Diabetes Care, Inc.(a)	401	19,188
Targa Resources Corp.	249	15,025
Taylor Morrison Home Corp.(a)	1,561	36,403
TD SYNNEX Corp.	103	8,363
TEGNA, Inc.	2,710	56,043
Tempur Sealy International, Inc.	527	12,722
Tenet Healthcare Corp.(a)	950	49,001
Teradata Corp.(a)	1,442	44,789
Terex Corp.	830	24,684
Tetra Tech, Inc.	103	13,239
Texas Capital Bancshares, Inc.(a)	326	19,244
Texas Roadhouse, Inc.	433	37,784
Thor Industries, Inc.	271	18,965
Timken Co.	123	7,262
Toll Brothers, Inc.	866	36,372
TopBuild Corp.(a)	79	13,018
Topgolf Callaway Brands Corp.(a)	643	12,384
Toro Co.	326	28,192
Travel + Leisure Co.	450	15,354
Trex Co., Inc.(a)	296	13,006
TripAdvisor, Inc.(a)	3,112	68,713
UGI Corp.	554	17,911
Security Description	Shares	Value
UMB Financial Corp.	144	$12,138
Umpqua Holdings Corp.	343	5,862
Under Armour, Inc., Class A(a)	1,314	8,738
Under Armour, Inc., Class C(a)	1,479	8,815
United Bankshares, Inc.	169	6,042
United States Steel Corp.	586	10,618
United Therapeutics Corp.(a)	305	63,861
Univar Solutions, Inc.(a)	372	8,459
Universal Display Corp.	104	9,812
Unum Group	1,207	46,832
Valley National Bancorp	524	5,659
Valmont Industries, Inc.	27	7,253
Valvoline, Inc.	513	12,999
Viasat, Inc.(a)	2,105	63,634
Vicor Corp.(a)	259	15,317
Victoria's Secret & Co.(a)	682	19,860
Vishay Intertechnology, Inc.	567	10,087
Visteon Corp.(a)	172	18,242
Vontier Corp.	1,354	22,625
Voya Financial, Inc.	617	37,328
Washington Federal, Inc.	613	18,378
Watsco, Inc.	36	9,269
Watts Water Technologies, Inc., Class A	82	10,310
Webster Financial Corp.	407	18,396
Wendy's Co.	2,869	53,622
Werner Enterprises, Inc.	369	13,874
Western Union Co.	2,259	30,496
WEX, Inc.(a)	211	26,784
Williams-Sonoma, Inc.	197	23,216
Wingstop, Inc.	270	33,863
Wintrust Financial Corp.	149	12,151
Wolfspeed, Inc.(a)	95	9,819
Woodward, Inc.	120	9,631
World Wrestling Entertainment, Inc., Class A	851	59,715
Worthington Industries, Inc.	163	6,217
Wyndham Hotels & Resorts, Inc.	143	8,773
Xerox Holdings Corp.	3,191	41,738
XPO Logistics, Inc.(a)	275	12,243
YETI Holdings, Inc.(a)	380	10,838
Ziff Davis, Inc.(a)	1,003	68,685
TOTAL INVESTMENTS—99.7% (Cost $10,021,121)		8,656,015
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		26,900
NET ASSETS—100.0%		$8,682,915

(a)	Non-income producing security.

LLC=Limited Liability Corporation
PLC=Public Limited Company
REIT=Real Estate Investment Trust

Syntax Stratified MidCap ETF
Schedule of Investments
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified MidCap ETF
INVESTMENTS:
Common Stock	$8,656,015	$—	$—	$8,656,015
Total	$8,656,015	$—	$—	$8,656,015

Syntax Stratified MidCap ETF
Schedule of Investments
September 30, 2022 (Unaudited)

INDUSTRY BREAKDOWN
As of September 30, 2022*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	4.6%
Business Software for Specific Uses	3.8
Marketed Pharmaceuticals	3.6
Production Equipment	3.5
Commercial Hardware	3.0
Semiconductor Services and Equipment	2.7
Information and Electrical Components	2.7
Transaction Services	2.6
Content Providers	2.6
Commercial Insurance	2.5
Real Estate Banking	2.5
Consumer Insurance	2.5
Investment Services	2.4
Restaurants	2.4
Operators and Developers	2.4
Management and IT Services	2.3
Rental	2.3
Home Office and Consumer Equipment Manufacture	2.0
Telecommunication Networks	1.9
Distribution Services	1.8
Processed Foods	1.8
Analog and Mixed Signal Integrated Circuits	1.8
Gas and Water Utilities	1.8
Transportation Services	1.7
Auto Products	1.7
Mechanical Components	1.7
Non Real Estate Banking	1.7
Specialty Services	1.7
Upstream Energy	1.7
Home Office and Consumer Equipment Retail	1.6
Medical Research Services and Equipment	1.5
Hospital Equipment	1.5
Medical Devices	1.4
Branded Apparel	1.3
Personal Products	1.3
Household Products	1.3
Other Natural Resources	1.2
Food Distributors	1.2
Business Software for Specific Industries	1.2
Chemicals	1.1
Accessories and Footwear	1.1
Metals	1.1
Electric Regulated	1.1
INDUSTRY	PERCENTAGE OF NET ASSETS
Downstream	1.0%
Apparel Retailers	0.9
Primary Foods	0.9
Midstream	0.9
Brokers and Dealers	0.8
Search and Social Networks	0.8
Internet Services	0.8
Other Pharmaceuticals	0.7
Online Distribution Networks	0.7
Clinical Stage Pharmaceuticals	0.7
Electric Competitive	0.7
Digital Integrated Circuits	0.6
Contract Electronics Services	0.6
End User Hardware	0.5
Alcohol and Tobacco	0.3
Transport Aerospace and Defense Equipment	0.3
Consumer Services	0.3
Vitamins and Nutritional Supplements	0.3
Healthcare Insurance	0.1
Industrial Conglomerates	0.1
Healthcare Products Distribution	0.1
Capital Markets	0.0
Other Assets in Excess of Liabilities	0.3
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified MidCap ETF
Notes to Schedule of Investments
September 30, 2022 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2022 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.